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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

May 2, 2000


Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549


Subj:  VARIFLEX
       File Nos.:  2-89328 and 811-3957


Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Variflex Variable Annuity Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 23 to the Registration Statement filed under the Securities Act of 1933 and Amendment No. 22 to the Registration Statement filed under the Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on May 1, 2000.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 431-3321.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Assistant Vice President and Assistant Counsel
Security Benefit Life Insurance Company